Income taxes- Valuation Allowance Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 244,841	$ 165,539
(Credited) / charged to income	(87,194)	78,469
Translation adjustment	207	583
Changes attributable to movement in underlying assets	(7,015)	250
Balance at end of year	$ 150,839	$ 244,841